Supplementary Financial Statement Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information [Abstract]
Fair value estimate of services received	$ 583	$ 425